Share Capital, Share Premium and Treasury Shares	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Capital Share Premium And Treasury Shares [Abstract]
Share Capital, Share Premium and Treasury Shares
15.
SHARE CAPITAL, SHARE PREMIUM AND TREASURY SHARES
(A)
Share capital and premium

As of December 31, 2022, the Company had 3,406,771 shares for CHF 340 thousand. These shares are divided into 2,368,545 common shares of CHF 0.10 each, of which 4,000 will be registered in the commercial register in the first quarter of 2023, and 1,038,226 shares for restricted stock of CHF 0.10 each.

As described in Note 14, due to the characteristics of the instruments issued, the A Series, B Series and C Series preferred shares qualify as financial liability instruments under IAS 32. As a result, they are presented as long-term financial liabilities and are consequently not included in the equity and related premium.

The activities for share capital and share premium accounts in 2020, 2021 and 2022 are as follows:

	number of shares		in CHF thousands
	Common shares	Restricted stock awards	Share capital	Share premium
Balance as of December 31, 2019	2,315,045	571,783	289	9,476
Issuance of shares	-	80,327	8	149
Transaction costs	-	-	-	(15)
Balance as of December 31, 2020	2,315,045	652,110	297	9,609
Issuance of shares	-	386,116	39	837
Transaction costs	-	-	-	(12)
Balance as of December 31, 2021	2,315,045	1,038,226	335	10,434
Stock options exercised	53,500	-	5	115
Transaction costs	-	-	-	(9)
Balance as of December 31, 2022	2,368,545	1,038,226	340	10,540

(B)
Conditional Capital

The conditional share capital at December 31, 2022, amounted to a maximum of CHF 144 thousand split into 1,443,829 common shares with a par value of CHF 0.10 each, in connection with the potential future exercise of options granted to employees and advisors (respectively as of December 31, 2021, to a maximum of CHF 185 thousand split into 1,849,784 common shares with a par value of CHF 0.10 each).

(C)
Treasury shares

In December 2017 related to the initial corporate consolidation, the Group acquired 100,000 treasury shares which are held at a cost of CHF 1.00 each.